Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2023 Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands)[7]	Revenue (thousands)[8]
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$7,602,267	$8,306,728	$2,978,630	$3,522,098	$383	$149	$(66,427)	$333,643
2022	$6,081,400	$1,948,074	$2,190,269	$(2,246,263)	$352	$108	$(50,240)	$253,828
2021	$5,614,415	$11,944,309	$5,684,980	$10,988,143	$565	$164	$(28,702)	$187,859
2020	$3,480,772	$12,171,832	$7,905,306	$10,524,451	$283	$152	$(31,655)	$132,949

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Howard (our CEO) for each applicable year in the “Total” column of the 2023 Summary Compensation Table. Refer to the section “Executive Compensation – Executive Compensation Tables – 2023 Summary Compensation Table.”
(3) The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for the Company’s NEOs as a group (excluding Mr. Howard, who has served as our CEO since 2010) in each applicable year in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (excluding Mr. Howard) included for purposes of calculating the average amounts of total compensation in each applicable year are as follows: (i) for 2023, Ryan Barretto, Joseph Del Preto, and Aaron Rankin; (ii) for 2022 and 2021, Ryan Barretto, Joseph Del Preto, Jamie Gilpin and Aaron Rankin and (iii) for 2020, Ryan Barretto and Joseph Del Preto.

Peer Group Issuers, Footnote
(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Software and Services Select Index.

PEO Total Compensation Amount	$ 7,602,267	$ 6,081,400	$ 5,614,415	$ 3,480,772
PEO Actually Paid Compensation Amount	$ 8,306,728	1,948,074	11,944,309	12,171,832
Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Howard, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Howard during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Howard’s total compensation for 2023 to determine the compensation actually paid:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$7,602,267	$6,608,667	$7,313,128	$8,306,728
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for 2023 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2023 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2023 (from the end of 2022) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of 2023; (iii) for awards that were granted and vested in 2023, the fair value as of the vesting date; (iv) for awards granted in any prior year that vested in 2023, the amount equal to the change as of the vesting date (from the end of 2022) in fair value; (v) for awards granted in any prior year that failed to meet the applicable vesting conditions during 2023, a deduction for the amount equal to the fair value at the end of 2022; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2023. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in any Prior Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in any Prior Year that Vested in the Year(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Applicable Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$6,989,783	$408,898	$—	$(85,553)	$—	$—	$7,313,128

Non-PEO NEO Average Total Compensation Amount	$ 2,978,630	2,190,269	5,684,980	7,905,306
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,522,098	(2,246,263)	10,988,143	10,524,451
Adjustment to Non-PEO NEO Compensation Footnote
(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Howard), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Howard) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Howard) for 2023 to determine the compensation actually paid, using the same methodology described above in Notes 2(a) and (b):

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,978,630	$2,265,859	$2,809,327	$3,522,098

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in any Prior Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in any Prior Year that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Applicable Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$2,396,529	$508,519	$—	$(95,721)	$—	$—	$2,809,327

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, in 2020 the amount of compensation actually paid to Mr. Howard is not aligned with the Company’s cumulative TSR, which is largely due to Mr. Howard’s Market Capitalization Awards in connection with the company’s IPO. In 2021, 2022 and 2023 the amount of compensation actually paid to Mr. Howard and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr.
Howard) was generally aligned with the Company’s cumulative TSR. This alignment was due to a significant portion of the 2021, 2022 and 2023 compensation actually paid to Mr. Howard and to the other NEOs being comprised of equity awards, as described in more detail in the section “Compensation Discussion and Analysis.”

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Howard and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Howard) is generally aligned with the Company’s net income in 2020, 2021, and 2022, and not aligned in 2023. In 2023, compensation actually paid to Mr. Howard and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Howard) increased and the Company’s net income decreased. While the Company does not use net income as a performance measure in the overall executive compensation program, it does use non-GAAP operating income when setting goals in the NEOs’ short-term incentive compensation program, as described in more detail in the “Compensation Discussion and Analysis.”

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Howard and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Howard) is generally not aligned with the Company’s total revenue in 2020, 2021, and 2022. During those periods, total revenue significantly increased while compensation actually paid either decreased or remained generally flat. In 2023, total revenue and compensation actually paid were aligned, with both increasing significantly as compared to 2022. As described above, “Revenue” is the Company’s total revenue for the applicable fiscal year, determined in accordance with generally accepted accounting principles and the Company’s financial statements. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes total revenue when setting goals in the NEOs’ short-term incentive compensation program, as described in more detail in the “Compensation Discussion and Analysis.”

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the four-year period presented in the table was 283%, while the cumulative TSR of the peer group presented for this purpose, the S&P Software and Services Select Index, was 49% over the four year period presented in the table. The Company’s cumulative TSR consistently outperformed the S&P Software and Services Select Index during the four years presented in the table, representing the Company’s superior financial performance as compared to the companies comprising the S&P Software and Services Select Index. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to the section “Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 383	352	565	283
Peer Group Total Shareholder Return Amount	149	108	164	152
Net Income (Loss)	$ (66,427,000)	$ (50,240,000)	$ (28,702,000)	$ (31,655,000)
Company Selected Measure Amount	333,643,000	253,828,000	187,859,000	132,949,000
PEO Name	Mr. Howard
Additional 402(v) Disclosure
(5) Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of a share of the Company’s Class A common stock at the end and the beginning of the measurement period by the price of a share of the Company’s Class A common stock at the beginning of the measurement period.
(7) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8) “Revenue” is defined as the Company’s total revenue for the applicable fiscal year, determined in accordance with generally accepted accounting principles and the Company’s audited financial statements. We generate revenue from subscriptions to our social media management platform under a software-as-a-service model. Our subscriptions can range from monthly to one-year or multi-year arrangements and are generally non-cancellable during the contractual subscription term. Subscription revenue is recognized ratably over the contract terms beginning on the date our product is made available to customers, which typically begins on the commencement date of each contract. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Performance Measures

As described in more detail in our “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable “pay-for-performance” and stockholder alignment philosophy. The metrics that the Company uses for our short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important performance measures used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
We classify revenue and non-GAAP operating income as financial performance measures, and ARR as a key business metric.

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive short-term incentive compensation program reflects a variable “pay-for-performance” philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those performance measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating income
Measure:: 3
Pay vs Performance Disclosure
Name	ARR
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,608,667
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,313,128
PEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,989,783
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	408,898
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(85,553)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,265,859
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,809,327
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,396,529
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	508,519
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(95,721)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0